Financial instruments - fair values and risk management - Sensitivity analysis (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Sensitivity analysis
Increase (decrease) in equity and profit or loss due to strengthening of USD by 10%			$ (3,938,000)
Increase (decrease) in equity and profit or loss due to weakening of USD by 10%			$ 3,938,000
Currency risk
Sensitivity analysis
Strengthening of USD by 10%	10.00%	10.00%	10.00%
Increase (decrease) in equity and profit or loss due to strengthening of USD by 10%	$ (2,425,000)	$ (1,833,000)
Weakening of USD by 10%	10.00%	10.00%
Increase (decrease) in equity and profit or loss due to weakening of USD by 10%	$ 2,425,000	$ 1,833,000
Euro | Currency risk
Sensitivity analysis
Increase (decrease) in equity and profit or loss due to strengthening of USD by 10%	(2,644,000)	(1,787,000)	$ (3,642,000)
Increase (decrease) in equity and profit or loss due to weakening of USD by 10%	2,644,000	1,787,000	3,642,000
Russian Ruble | Currency risk
Sensitivity analysis
Increase (decrease) in equity and profit or loss due to strengthening of USD by 10%	(9,000)	(108,000)	(296,000)
Increase (decrease) in equity and profit or loss due to weakening of USD by 10%	9,000	108,000	$ 296,000
Armenian Dram | Currency risk
Sensitivity analysis
Increase (decrease) in equity and profit or loss due to strengthening of USD by 10%		68,000
Increase (decrease) in equity and profit or loss due to weakening of USD by 10%		(68,000)
Kazakhstani Tenge | Currency risk
Sensitivity analysis
Increase (decrease) in equity and profit or loss due to strengthening of USD by 10%	5,000	(6,000)
Increase (decrease) in equity and profit or loss due to weakening of USD by 10%	$ (5,000)	$ 6,000